Derivative instruments - Secured Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 33,908	$ 8,703
Securities lending	2,186	1,615
Total borrowings	36,094	10,318
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	31,308	7,003
Securities lending	2,186	1,615
Total borrowings	33,494	8,618
Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	300	400
Securities lending	0	0
Total borrowings	300	400
30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	2,300	1,300
Securities lending	0	0
Total borrowings	2,300	1,300
U.S. Treasury
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	26,894	2,492
U.S. Treasury | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	26,883	2,488
U.S. Treasury | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	11	4
U.S. Treasury | 30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
U.S. government agencies
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	750	406
Securities lending	72	39
U.S. government agencies | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	570	396
Securities lending	72	39
U.S. government agencies | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	180	10
Securities lending	0	0
U.S. government agencies | 30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities lending	0	0
Agency RMBS
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	2,683	3,680
Agency RMBS | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	2,574	3,294
Agency RMBS | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	109	386
Agency RMBS | 30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Corporate bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,425	998
Corporate bonds | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	373	304
Corporate bonds | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Corporate bonds | 30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,052	694
Other debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	984	709
Securities lending	316	477
Other debt securities | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	253	146
Securities lending	316	477
Other debt securities | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities lending	0	0
Other debt securities | 30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	731	563
Securities lending	0	0
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,172	418
Securities lending	1,798	1,099
Equity securities | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	655	375
Securities lending	1,798	1,099
Equity securities | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities lending	0	0
Equity securities | 30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	517	43
Securities lending	$ 0	$ 0